Share-based payments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) award shares	Dec. 31, 2019 £ / shares	Dec. 31, 2018 USD ($) award shares	Dec. 31, 2018 £ / shares	Dec. 31, 2017 USD ($) award shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment cost | $	$ 28		$ 27		$ 21
Weighted average share price at exercise date | £ / shares		£ 45.848		£ 45.838
Share based payment cash-settled | $	2		0		0
System Fund [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment cost | $	12		11		6
Administrative expenses [member] | Exceptional items [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share based payment cost | $	$ 1		$ 1		$ 2
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price | £ / shares		57.38
Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price | £ / shares		40.92
Closing [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price | £ / shares		£ 52.08
Annual Performance Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees | award	217,000		176,000		235,000
Annual Performance Plan one-off awards | shares	86,126		48,771		79,471
Long Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees | award	826,313		784,119		805,045
Vesting period of share awards	3 years
LTIP Restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees | award	540,000		527,000		525,000
LTIP Performance-related awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares awarded to employees | award	287,000		257,000		280,000